Customer deposits - Classification (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Customer deposits
Other financial liabilities at fair value through profit or loss	$ 120,653	$ 136,860
Financial liabilities at amortized cost	820,431	806,091
Total financial liabilities	1,191,900	1,224,066
Deposits
Customer deposits
Financial liabilities at amortized cost	608,776	572,005
Deposits - Customers
Customer deposits
Other financial liabilities at fair value through profit or loss	81,790	83,891
Financial liabilities at amortized cost	608,776	572,005
Total financial liabilities	$ 690,566	$ 655,896